Note 8 - Real Estate (Details) - Real Estate Owned (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	$ 30	$ 0
Real estate acquired through foreclosure	3,648	7,520
Real estate acquired through deed in lieu of foreclosure	1,154	1,759
Real estate acquired in satisfaction of debt	0	63
	4,832	9,342
Allowance for losses	(1,729)	(2,444)
	3,103	6,898
Residential [Member]
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	30	0
Real estate acquired through foreclosure	0	0
Real estate acquired through deed in lieu of foreclosure	28	0
Real estate acquired in satisfaction of debt	0	0
	58	0
Allowance for losses	(8)	0
	50	0
Commercial and Other [Member]
Real Estate Properties [Line Items]
Real estate in judgment subject to redemption	0	0
Real estate acquired through foreclosure	3,648	7,520
Real estate acquired through deed in lieu of foreclosure	1,126	1,759
Real estate acquired in satisfaction of debt	0	63
	4,774	9,342
Allowance for losses	(1,721)	(2,444)
	$ 3,053	$ 6,898